[Logo]
                                                                         CONSECO
ISSUED BY
CONSECO VARIABLE INSURANCE COMPANY

                                                              ACHIEVEMENT Series
                                                             and EDUCATOR Series
                                                      FIXED AND VARIABLE ANNUITY

                                                                     MAY 1, 1999
                                                                      PROSPECTUS
                                              CONSECO VARIABLE INSURANCE COMPANY
                                                      VARIABLE ANNUITY ACCOUNT E

                                       This cover is not part of the prospectus.
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                                                                          [Logo]
                                                                         CONSECO
================================================================================

                       CONSECO VARIABLE ANNUITY ACCOUNT E
                   (FORMERLY, GREAT AMERICAN RESERVE VARIABLE
                               ANNUITY ACCOUNT E)
             INDIVIDUAL & GROUP VARIABLE DEFERRED ANNUITY CONTRACTS
                                   OFFERED BY
                       CONSECO VARIABLE INSURANCE COMPANY
              (FORMERLY, GREAT AMERICAN RESERVE INSURANCE COMPANY)
 ADMINISTRATIVE OFFICE: 11815 N. PENNSYLVANIA STREET o CARMEL, IN 46032
                                o (317) 817-3700

     This prospectus describes the individual and group flexible purchase payment variable deferred annuity contracts (Contracts) issued by Conseco Variable Insurance Company (Conseco Variable). The Contracts are designed for use in retirement planning.

     You can invest your Purchase Payments in one of the Variable Account Investment Options listed below. Depending on market conditions, you can make or lose money in any of these Variable Account Investment Options. You can also invest in the Fixed Account of Conseco Variable.

CONSECO SERIES TRUST
   * Balanced Portfolio (formerly, Asset Allocation Portfolio)
   * Equity Portfolio (formerly, Common Stock Portfolio)
   * Fixed Income Portfolio (formerly, Corporate Bond Portfolio)
   * Government Securities Portfolio
   * Money Market Portfolio

THE ALGER AMERICAN FUND
   *  Alger American Growth Portfolio
   *  Alger American Leveraged AllCap Portfolio
   *  Alger American MidCap Growth Portfolio
   *  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   *  VP Income & Growth
   *  VP International
   *  VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST
   *  Berger IPT--100 Fund
   *  Berger IPT--Growth and Income Fund
   *  Berger IPT--Small Company Growth Fund
   *  Berger/BIAM IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   *  Disciplined Stock Portfolio
   *  International Value Portfolio

FEDERATED INSURANCE SERIES
   *  Federated High Income Bond Fund II
   *  Federated International Equity Fund II
   *  Federated Utility Fund II

INVESCO Variable Investment Funds, Inc.
   *  INVESCO VIF--High Yield Fund
   * INVESCO VIF--Equity Income Fund (formerly, INVESCO VIF--Industrial Income Portfolio)

JANUS ASPEN SERIES
   *  Aggressive Growth Portfolio
   *  Growth Portfolio
   *  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   *  Lazard Retirement Equity Portfolio
   *  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   *  Growth and Income Portfolio



================================================================================
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                                                     May 1, 1999


                                                                               1
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================================================================================

MITCHELL HUTCHINS SERIES TRUST
   *  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   *  Limited Maturity Bond Portfolio
   *  Partners Portfolio

STRONG OPPORTUNITY FUND II, INC.
   *  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
   *  Strong Mid Cap Growth Fund II (formerly, Growth Fund II)

VAN ECK WORLDWIDE INSURANCE TRUST
   *  Worldwide Bond Fund
   *  Worldwide Emerging Markets Fund
   *  Worldwide Hard Assets Fund
   *  Worldwide Real Estate Fund

     Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the individual and group fixed and variable annuity contracts issued by Conseco Variable.

     To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 32 of this prospectus. For a free copy of the SAI, call us or write to us at the address or telephone number given on the first page of this Prospectus.

THE CONTRACTS:
   o  are not bank deposits
   o  are not federally insured
   o  are not endorsed by any bank or government agency
   o  are not guaranteed and may be subject to loss of principal

2
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                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  1999 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

TABLE OF CONTENTS                                                           PAGE

DEFINITIONS.................................................................   5

SUMMARY.....................................................................   5

FEE TABLE...................................................................   8

CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS...............  15
  Conseco Variable..........................................................  15
  The Variable Account......................................................  15
  Investment Options........................................................  16
  Voting Rights.............................................................  17
  Fixed Account.............................................................  18

THE CONTRACTS...............................................................  18
  Accumulation Provisions...................................................  18
  Purchase Payments.........................................................  18
  Allocation of Purchase Payments...........................................  18
  Accumulation Units........................................................  19
  Transfers.................................................................  19
  Dollar Cost Averaging.....................................................  20
  Rebalancing...............................................................  20
  Sweeps....................................................................  20
  Withdrawals...............................................................  20
  Suspension of Payments....................................................  21
  Restrictions Under Optional Retirement Programs...........................  21
  Restrictions Under Section 403(b).........................................  21
  Systematic Withdrawal Plan................................................  21
  Loans.....................................................................  22

CHARGES AND DEDUCTIONS......................................................  22
  Withdrawal Charge.........................................................  22
  Administrative Charges....................................................  23
  Mortality and Expense Risk Charge.........................................  24
  Reduction or Elimination of Contract Charges..............................  24
  Premium Taxes.............................................................  24
  Fund Expenses.............................................................  24
  Other Charges.............................................................  24

DEATH BENEFIT BEFORE MATURITY DATE..........................................  24

OPTIONS WHEN YOU TERMINATE YOUR PARTICIPATION IN THE PLAN
   (FOR GROUP CONTRACTS ONLY)...............................................  25

THE ANNUITY PHASE - SETTLEMENT PROVISIONS...................................  25
  Annuity Options...........................................................  26
  Transfers After Maturity Date.............................................  27
  Death On or After Maturity Date...........................................  27


                                                                               3
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TABLE OF CONTENTS CONT'D                                                    PAGE

OTHER CONTRACT PROVISIONS...................................................  27
  Ten-Day Right to Review...................................................  27
  Ownership.................................................................  27
  Modification..............................................................  28

FEDERAL TAX STATUS..........................................................  28
  Annuity Contracts in General..............................................  28
  Qualified and Non-Qualified Contracts.....................................  28
  Withdrawals--Non-Qualified Contracts......................................  29
  Withdrawals--Qualified Contracts..........................................  29
  Withdrawals--Tax-Sheltered Annuities......................................  29
  Diversification...........................................................  29
  Investor Control..........................................................  30

GENERAL MATTERS.............................................................  30
  Performance Information...................................................  30
  Year 2000.................................................................  30
  Distribution of Contracts.................................................  32
  Legal Proceedings.........................................................  32

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................  32

APPENDIX....................................................................  33


4
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                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  1999 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

DEFINITIONS

     ACCUMULATION UNIT: An accounting unit of measure we use to calculate the value of your Contract before the Maturity Date.

     ANNUITANT: The person upon whose life the Contract is issued.

     ANNUITY PAYMENTS: A series of income payments under an annuity option.

     CONTRACT OWNER: The person(s) (including Co-Owners) or entity entitled to ownership rights under the Contract. The Contract Owner is also referred to as "you" in this prospectus.

     CONTRACT VALUE: The total value of your Individual Account values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

     CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

     CODE: Internal Revenue Code of 1986, as amended.

     FIXED ACCOUNT: The general account of Conseco Variable. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

     FUND: The underlying mutual funds (or portfolios of a mutual fund) which the sub-accounts of the Variable Account invest in.

     INDIVIDUAL ACCOUNT: The record we establish to represent your interest in an Investment Option before the Maturity Date.

     INVESTMENT OPTIONS: The investment choices available to Contract Owners.

     MATURITY DATE: The date on which annuity payments begin.

     PURCHASE PAYMENTS: The money you invest in the Contract.

     VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

     VARIABLE ACCOUNT: The separate account we established known as Conseco Variable Annuity Account E. Prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into sub-accounts.

SUMMARY
   THE CONTRACTS: The Contracts described in this prospectus are tax deferred individual and group flexible purchase payment variable annuity contracts. The Contracts also offer you a Fixed Account Option. The Contracts provide for the accumulation of Contract Values and the payment of annuity benefits on a variable and/or fixed basis. In general, this Prospectus describes only the variable portion of the Contracts.
   RETIREMENT PLANS: The Contracts may be issued pursuant to either non-qualified retirement plans or plans qualifying for special income tax treatment under the Code. Examples of the plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation plans. See "Federal Tax Status."
   PURCHASE PAYMENTS: The Contracts permit you to make Purchase Payments on a flexible basis. This means that you can make payments at any time you like before the Maturity Date. For TSAs, the minimum initial Purchase Payment and the amount of each subsequent Purchase Payment is $50 per month. For IRAs, the minimum initial Purchase Payment is $2,000 and the minimum amount of each additional Purchase Payment is $50. For non-qualified Contracts, the minimum initial Purchase Payment is $5,000 and the minimum amount of each additional Purchase Payment is $2,000 (or $200 each month). If your Purchase Payment is more than $500,000, it requires our prior approval.
   INVESTMENT OPTIONS: You can allocate your Purchase Payment to the Fixed Account of Conseco Variable or the following Variable Account Investment
Options:

CONSECO SERIES TRUST

   * Balanced Portfolio (formerly, Asset Allocation Portfolio)
   * Equity Portfolio (formerly, Common Stock Portfolio)
   * Fixed Income Portfolio (formerly, Corporate Bond Portfolio)
   * Government Securities Portfolio
   * Money Market Portfolio


                                                                               5
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================================================================================

THE ALGER AMERICAN FUND
   *  Alger American Growth Portfolio
   *  Alger American Leveraged AllCap Portfolio
   *  Alger American MidCap Growth Portfolio
   *  Alger American Small Capitalization Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   *  VP Income & Growth
   *  VP International
   *  VP Value
BERGER INSTITUTIONAL PRODUCTS TRUST
   *  Berger IPT--100 Fund
   *  Berger IPT--Growth and Income Fund
   *  Berger IPT--Small Company Growth Fund
   *  Berger/BIAM IPT--International Fund
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   *  Disciplined Stock Portfolio
   *  International Value Portfolio
FEDERATED INSURANCE SERIES
   *  Federated High Income Bond Fund II
   *  Federated International Equity Fund II
   *  Federated Utility Fund II
INVESCO Variable Investment Funds, Inc.
   *  INVESCO VIF--High Yield Fund
   * INVESCO VIF--Equity Income Fund (formerly, INVESCO VIF--Industrial Income Portfolio)
JANUS ASPEN SERIES
   *  Aggressive Growth Portfolio
   *  Growth Portfolio
   *  Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
*  Lazard Retirement Equity Portfolio
*  Lazard Retirement Small Cap Portfolio
LORD ABBETT SERIES FUND, INC.
   *  Growth and Income Portfolio
MITCHELL HUTCHINS SERIES TRUST
   *  Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   *  Limited Maturity Bond Portfolio
   *  Partners Portfolio
STRONG OPPORTUNITY FUND II, INC.
   *  Opportunity Fund II
STRONG VARIABLE INSURANCE FUNDS, INC.
   *  Strong Mid Cap Growth Fund II (formerly, Growth Fund II)
VAN ECK WORLDWIDE INSURANCE TRUST
   *  Worldwide Bond Fund
   *  Worldwide Emerging Markets Fund
   *  Worldwide Hard Assets Fund
   *  Worldwide Real Estate Fund
   The portion of your Contract value allocated to the Variable Account Investment Options will reflect the investment performance of the Funds you select.
   TRANSFERS: Prior to the Maturity Date, you may make transfers among the Variable Account Investment Options and from the Variable Account Investment Options to the Fixed Account without charge. Under certain circumstances, you may also transfer amounts from the Fixed Account to the Variable Account Investment Options. You may also make transfers under certain programs we offer known as the dollar cost averaging program, sweep program, and rebalancing. After the Maturity Date, you may not make transfers from a variable annuity to a fixed annuity or from a fixed annuity to a variable annuity.
   WITHDRAWALS: You may make withdrawals from your Contract before the earlier of the Maturity Date or the death of the Annuitant. We may impose a withdrawal charge and an administrative charge when you make a withdrawal. You may also make withdrawals pursuant to the systematic withdrawal plan. A withdrawal may be subject to income taxes and tax penalties. In addition, certain restrictions apply to withdrawals from TSA Contracts.
   LOANS: Under certain circumstances, you may make loans from your Contract. DEATH BENEFIT: Generally, if the Annuitant or Contract Owner dies before the Maturity Date, we will pay a death benefit to your beneficiary.
   ANNUITY PAYMENTS: We offer a variety of fixed and variable annuity options which you can select to receive your Annuity Payments. Your Annuity Payments will begin on the Maturity Date. You can select the Maturity Date, the frequency of the payments and the annuity option.

6
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                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  1999 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

   TEN-DAY REVIEW: If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will refund your Purchase Payment.
   TAXES: Your earnings are not taxed until you take them out. If you take money out before the Maturity Date, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. The Contract provides that if the Annuitant dies before the Maturity Date, we will pay a death benefit to the beneficiary. Such payments upon the death of the Annuitant who is not the Contract Owner (as in the case of certain non-qualified Contracts), do not qualify for the death of Contract Owner exception to the ten percent distribution penalty unless the beneficiary is 59 1/2 or one of the other exceptions to the penalty applies.
   For TSA Contracts, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in the Code) when:

 (i)   you attain age 59 1/2;
 (ii)  you separate from service;
 (iii) you die;
 (iv)  you become disabled;
 (v)   made in the case of hardship; or
 (vi) made pursuant to a qualified domestic relations order, if otherwise permitted.
   Withdrawals for hardship are restricted to a portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results.

   Payments after the Maturity Date are considered partly a return of your original investment. That part of each payment is not taxable as income. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.

CHARGES AND DEDUCTIONS:
   * Each year Conseco Variable deducts a $30 Annual Administrative Fee from your Contract (this charge is waived if your Individual Account value is $25,000 or more).
   * Conseco Variable deducts a Mortality and Expense Risk Fee which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. Conseco Variable also deducts an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net assets of the Variable Account.
   * If you take money out of the Contract, Conseco Variable may assess a deferred sales load which ranges from 0% to 9%, depending on how long your Contract has been outstanding.
   * You may be assessed a premium tax charge which generally ranges from 0%-3.5%, depending on the state.
   * As with other professionally managed investments, there are also investment charges which currently range from .26% to 1.50%, on an annual basis, of the average daily value of the portfolio, depending upon the Variable Account Investment Option you select.

                                                                               7
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CONSECO VARIABLE ANNUITY ACCOUNT E FEE TABLE
================================================================================

CONTRACT OWNER TRANSACTION EXPENSES(a)
  Sales Charge Imposed on Purchases.....................................   None

  Exchange Fee..........................................................   None

  Surrender Fee.........................................................   None

  Deferred Sales Load (as a percentage of purchase payments) (b)
    First and Second Year...............................................     9%
    Third Year..........................................................     8%
    Fourth Year.........................................................     7%
    Fifth Year..........................................................     5%
    Sixth Year..........................................................     3%
    Seventh Year or More................................................     0%

ANNUAL ADMINISTRATIVE FEE (b) ..........................................    $30
VARIABLE ACCOUNT ANNUAL EXPENSES
  (as a percentage of average account value)

  Mortality and Expense Risk Fees.......................................  1.25%
  Administrative Charge.................................................  0.15%
                                                                        -------
Total Annual Expenses of the Variable Account (b).......................  1.40%

================================================================================

(a) Premium taxes are not shown. We will deduct for any premium tax due when you make a Purchase Payment or from Individual Account values at the Maturity Date or at such other time based on our sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.
(b) Conseco Variable may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges"). We will waive the Annual Administrative Fee if your Individual Account value is $25,000 or greater.


8
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   ANNUAL FUND EXPENSES
(as a percentage of the average daily net assets of a portfolio)



                                                                                                                 TOTAL ANNUAL
                                                                                               OTHER EXPENSES     PORTFOLIO
                                                                                               (AFTER EXPENSE      EXPENSES
                                                                                                REIMBURSEMENT   (AFTER EXPENSE
                                                                       MANAGEMENT      12b-1     FOR CERTAIN   REIMBURSEMENT FOR
                                                                          FEES         FEES      PORTFOLIOS)  CERTAIN PORTFOLIOS)
--------------------------------------------------------------------------------------------------------------===----------------

CONSECO SERIES TRUST (1)
Balanced Portfolio (2)..............................................       0.75%           --        0.00%          0.75%
Equity Portfolio (2)................................................       0.80%           --        0.00%          0.80%
Fixed Income Portfolio..............................................       0.70%           --        0.00%          0.70%
Government Securities Portfolio.....................................       0.70%           --        0.00%          0.70%
Money Market Portfolio (2)..........................................       0.45%           --        0.00%          0.45%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio.....................................       0.75%           --        0.04%          0.79%
Alger American Leveraged AllCap Portfolio (3).......................       0.85%           --        0.11%          0.96%
Alger American MidCap Growth Portfolio..............................       0.80%           --        0.04%          0.84%
Alger American Small Capitalization Portfolio.......................       0.85%           --        0.04%          0.89%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth..................................................       0.70%           --        0.00%          0.70%
VP International....................................................       1.50%           --        0.00%          1.50%
VP Value............................................................       1.00%           --        0.00%          1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund (4).............................................      0.00%           --        1.00%          1.00%
Berger IPT--Growth and Income Fund (4)...............................      0.00%           --        1.00%          1.00%
Berger IPT--Small Company Growth Fund (4)............................      0.00%           --        1.15%          1.15%
Berger/BIAM IPT--International Fund (4)..............................      0.00%           --        1.20%          1.20%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC...................       0.75%           --        0.05%          0.80%

DREYFUS STOCK INDEX FUND............................................       0.25%           --        0.01%          0.26%

DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock Portfolio.........................................       0.75%           --        0.13%          0.88%
International Value Portfolio.......................................       1.00%           --        0.29%          1.29%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II .................................       0.60%           --        0.18%          0.78%
Federated International Equity Fund II (5)..........................       0.53%           --        0.72%          1.25%
Federated Utility Fund II (5).......................................       0.68%           --        0.25%          0.93%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF--High Yield Fund (6).....................................      0.60%           --        0.47%          1.07%
INVESCO VIF--Equity Income Fund (6)(7)...............................      0.75%           --        0.18%          0.93%

JANUS ASPEN SERIES
Aggressive Growth Portfolio ........................................       0.72%           --        0.03%          0.75%
Growth Portfolio (8)................................................       0.65%           --        0.03%          0.68%
Worldwide Growth Portfolio (8)......................................       0.65%           --        0.07%          0.72%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio (9)..............................       0.75%        0.25%        0.25%          1.25%
Lazard Retirement Small Cap Portfolio (9)...........................       0.75%        0.25%        0.25%          1.25%

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio ........................................       0.50%           --        0.26%          0.76%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio.........................................       0.70%           --        0.34%          1.04%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (10)
Limited Maturity Bond Portfolio.....................................       0.65%           --        0.11%          0.76%
Partners Portfolio..................................................       0.78%           --        0.06%          0.84%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.................................................       1.00%           --        0.16%          1.16%

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II (11)..................................       1.00%           --        0.20%          1.20%

VAN ECK WORLDWIDE INSURANCE TRUST (12)
Worldwide Bond Fund.................................................       1.00%           --        0.15%          1.15%
Worldwide Emerging Markets Fund.....................................       1.00%           --        0.50%          1.50%
Worldwide Hard Assets Fund..........................................       1.00%           --        0.16%          1.16%
Worldwide Real Estate Fund..........................................       0.89%           --        0.00%          0.89%


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================================================================================

   (1) The expense information in the table has been restated to reflect current fees. Pursuant to a contractual arrangement with the Trust, Conseco Capital Management, Inc., the adviser, has agreed to waive fees and/or reimburse portfolio expenses through 4/30/00, so that the annual operating expenses of each portfolio are limited to the Total Annual Expenses for each respective portfolio, as set forth above. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The total percentages in the above table are after reimbursement. In the absence of expense reimbursement, the total estimated fees and expenses for 1999 would total: 0.83% for the Money Market Portfolio; 0.97% for the Government Securities Portfolio; 0.89% for the Fixed Income Portfolio; 1.01% for the Balanced Portfolio and 0.95% for the Equity Portfolio.
   (2) Conseco Capital Management, Inc., since January 1, 1993, has waived its management fees in excess of the annual rates set forth above. Absent such fee waivers, the management fees would be: .85% for the Balanced Portfolio; .85% for the Equity Portfolio; and .70% for the Money Market Portfolio.
   (3) The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .03% of interest expense.
   (4) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--100 Fund and the Berger IPT--Growth and Income Fund exceed 1.00%, the normal operating expenses in any fiscal year of the Berger IPT--Small Company Growth Fund exceed 1.15%, and the normal operating expenses of the Berger/BIAM IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, the Management Fee for the Berger IPT--100 Fund, Berger IPT--Growth and Income Fund, the Berger IPT--Small Company Growth Fund and the Berger/BIAM IPT--International Fund would have been .75%, .75%, .90%, and .90% respectively, and their Total Annual Portfolio Expenses would have been 2.88%, 1.99%, 2.19% and 2.85%, respectively.
   (5) In the absence of a voluntary waiver by Federated Investment Management Company, the Funds' investment adviser, the Management Fee and Total Annual Portfolio Expenses would have been 0.75% and 1.00%, respectively, for Utility Fund II. Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Investment Management Company, the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 1.00% and 1.72%, respectively.
   (6) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its transfer agent and/or custodian fees were reduced under expense offset arrangements. Because of an SEC requirement, the figures shown do not reflect these reductions.
   (7) Certain expenses of the Fund are being absorbed voluntarily by INVESCO Funds Group, Inc. pursuant to a commitment to the Fund. In the absence of such absorption, Other Expenses and Total Annual Fund Operating Expenses for the year ended December 31, 1998 were 0.42% and 1.17%, respectively. This commitment may be changed at any time following consultation with the board of directors.
   (8) The expense figures shown are net of certain fee waivers or reductions from Janus Capital Corporation, the investment adviser of the Janus Aspen Series. Without such waivers or reductions, the total fees and expenses in 1998 would have totaled: 0.75% for Growth and 0.74% for Worldwide Growth.
   (9) Lazard Asset Management, the Fund's investment adviser, has voluntarily agreed to reimburse all expenses through December 31, 1999 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 1998 would have been 21.32% for the Lazard Retirement Equity Portfolio and 16.20% for the Lazard Retirement Small Cap Portfolio.
   (10) Neuberger Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Man-

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  1999 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

agers Trust. The figures reported under "Management Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.
   (11) Strong Capital Management, Inc., the investment adviser of the Strong Mid Cap Growth Fund II, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. In the absence of the expense cap, total annual portfolio expenses for the year ended December 31, 1998 were 1.55%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.
   (12) Van Eck Associates Corporation (the "Adviser") agreed to assume expenses exceeding 1.50% of the Worldwide Emerging Markets Fund's average daily net assets. Absent this expense reimbursement, Other Expenses would have been 0.61% and Total Portfolio Expenses would have been 1.61%. The Worldwide Hard Assets Fund's Other Expenses was reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. Absent these arrangements, the Other Expenses would have been 0.20% and Total Portfolio Expenses would have been 1.20%. For the Worldwide Real Estate Fund the Adviser agreed to waive its management fees and assume certain expenses for the period January 1, 1998 to February 28, 1998. The Adviser also agreed to assume expenses exceeding 1.00% of the Worldwide Real Estate Fund's average daily net assets for the period March 1, 1998 to December 31, 1998. The Worldwide Real Estate Fund expenses were also reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. Absent these arrangements, the management fee would have been 1.00%, the Other Expenses would have been 4.32% and Total Portfolio Expenses would have been 5.32% for the Worldwide Real Estate Fund.

================================================================================

   EXAMPLES:
   You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
   EXAMPLE 1 - If you surrender the Contract at the end of the time periods:



                                                                                 1 YEAR      3 YEARS      5 YEARS        10 YEARS
---------------------------------------------------------------------------------------------------------------------------------


CONSECO SERIES TRUST
Balanced Portfolio........................................................        $108         $143         $166           $261
Equity Portfolio..........................................................         109          144          169            266
Fixed Income Portfolio....................................................         108          141          164            256
Government Securities Portfolio...........................................         108          141          164            256
Money Market Portfolio....................................................         105          133          151            230

THE ALGER AMERICAN FUND
Alger American Growth Portfolio...........................................         109          144          168            265
Alger American Leveraged AllCap Portfolio.................................         110          149          177            282
Alger American MidCap Growth Portfolio....................................         109          145          171            270
Alger American Small Capitalization Portfolio.............................         110          147          173            275

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth......................................................         108          141          164            256
VP International..........................................................         116          165          204            334
VP Value..................................................................         111          150          179            286

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund.......................................................        111          150          179            286
Berger IPT--Growth and Income Fund.........................................        111          150          179            286
Berger IPT--Small Company Growth Fund......................................        112          155          186            301
Berger/BIAM IPT--International Fund........................................        113          156          189            306

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.........................         109          144          169            266

DREYFUS STOCK INDEX FUND..................................................         103          128          141            210

DREYFUS VARIABLE INVESTMENT FUND, INC.
Disciplined Stock Portfolio...............................................         109          146          173            274
International Value Portfolio.............................................         114          159          193            314

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II........................................         108          143          168            264
Federated International Equity Fund II....................................         113          158          191            310
Federated Utility Fund II.................................................         110          148          175            279

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund...............................................        111          152          182            293
INVESCO VIF--Equity Income Fund............................................        110          148          175            279

JANUS ASPEN SERIES
Aggressive Growth Portfolio...............................................         108          143          166            261
Growth Portfolio..........................................................         107          140          163            254
Worldwide Growth Portfolio................................................         108          142          165            258

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio........................................         113          158          191            310
Lazard Retirement Small Cap Portfolio.....................................         113          158          191            310

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio ..............................................         108          143          167            262

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio...............................................         111          151          181            290

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio...........................................         108          143          167            262
Partners Portfolio........................................................         109          145          171            270

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.......................................................         112          155          187            302

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II ............................................         113          156          189            306

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund.......................................................         112          155          186            301
Worldwide Emerging Markets Fund...........................................         116          165          204            334
Worldwide Hard Assets Fund................................................         112          155          187            302
Worldwide Real Estate Fund................................................         110          147          173            275


                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  1999 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

   EXAMPLE 2 - If you elect to annuitize your Contract:

================================================================================

                                                                                 1 YEAR      3 YEARS      5 YEARS        10 YEARS
----------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Balanced Portfolio........................................................         $108         $143         $122           $265
Equity Portfolio..........................................................          109          144          124            266
Fixed Income Portfolio....................................................          108          141          119            256
Government Securities Portfolio...........................................          108          141          119            256
Money Market Portfolio....................................................          105          133          107            230

THE ALGER AMERICAN FUND
Alger American Growth Portfolio...........................................          109          144          124            265
Alger American Leveraged AllCap Portfolio.................................          110          149          132            282
Alger American MidCap Growth Portfolio....................................          109          145          126            270
Alger American Small Capitalization Portfolio.............................          110          147          129            275

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth......................................................          108          141          119            256
VP International..........................................................          116          165          159            334
VP Value..................................................................          111          150          134            286

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund.......................................................         111          150          134            286
Berger IPT--Growth and Income Fund.........................................         111          150          134            286
Berger IPT--Small Company Growth Fund......................................         112          155          142            301
Berger/BIAM IPT--International Fund........................................         113          156          144            306

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.........................          109          144          124            266

DREYFUS STOCK INDEX FUND..................................................          103          128           97            210

DREYFUS VARIABLE INVESTMENT FUND, INC.
Disciplined Stock Portfolio...............................................          109          146          128            274
International Value Portfolio.............................................          114          159          149            314

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II .......................................          108          143          123            264
Federated International Equity Fund II....................................          113          158          147            310
Federated Utility Fund II.................................................          110          148          131            279

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund...............................................         111          152          138            293
INVESCO VIF--Equity Income Fund............................................         110          148          131            279

JANUS ASPEN SERIES
Aggressive Growth Portfolio...............................................          108          143          122            261
Growth Portfolio..........................................................          107          140          118            254
Worldwide Growth Portfolio................................................          108          142          120            258

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio........................................          113          158          147            310
Lazard Retirement Small Cap Portfolio.....................................          113          158          147            310

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio...............................................          108          143          122            262

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio...............................................          111          151          136            290

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio...........................................          108          143          122            262
Partners Portfolio........................................................          109          145          126            270

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.......................................................          112          155          142            302

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II.............................................          113          156          144            306

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund.......................................................          112          155          142            301
Worldwide Emerging Markets Fund...........................................          116          165          159            334
Worldwide Hard Assets Fund................................................          112          155          142            302
Worldwide Real Estate Fund................................................          110          147          129            275


================================================================================
   EXAMPLE 3 - If you do not surrender your Contract at the end of each time period:


                                                                                 1 YEAR      3 YEARS      5 YEARS        10 YEARS
---------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Balanced Portfolio........................................................         $23         $ 71         $122           $261
Equity Portfolio..........................................................          24           73          124            266
Fixed Income Portfolio....................................................          23           70          119            256
Government Securities Portfolio...........................................          23           70          119            256
Money Market Portfolio....................................................          20           62          107            230

THE ALGER AMERICAN FUND
Alger American Growth Portfolio...........................................          24           72          124            265
Alger American Leveraged AllCap Portfolio.................................          25           77          132            282
Alger American MidCap Growth Portfolio....................................          24           74          126            270
Alger American Small Capitalization Portfolio.............................          25           75          129            275

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income and Growth......................................................          23           70          119            256
VP International..........................................................          31           94          159            334
VP Value. ................................................................          26           79          134            286

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund.......................................................         26           79          134            286
Berger IPT--Growth and Income Fund.........................................         26           79          134            286
Berger IPT--Small Company Growth Fund......................................         27           83          142            301
Berger/BIAM IPT--International Fund........................................         28           85          144            306

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.........................          24           73          124            266

DREYFUS STOCK INDEX FUND..................................................          18           56           97            210

DREYFUS VARIABLE INVESTMENT FUND, INC.
Disciplined Stock Portfolio...............................................          24           75          128            274
International Value Portfolio.............................................          29           87          149            314

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II........................................          23           72          123            264
Federated International Equity Fund II....................................          28           86          147            310
Federated Utility Fund II.................................................          25           77          131            279

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund...............................................         26           81          138            293
INVESCO VIF--Equity Income Fund............................................         25           77          131            279

JANUS ASPEN SERIES
Aggressive Growth Portfolio...............................................          23           71          122            261
Growth Portfolio..........................................................          22           69          118            254
Worldwide Growth Portfolio................................................          23           70          120            258

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio........................................          28           86          147            310
Lazard Retirement Small Cap Portfolio.....................................          28           86          147            310

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio...............................................          23           71          122            262

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio...............................................          26           80          136            290

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio ..........................................          23           71          122            262
Partners Portfolio........................................................          24           74          126            270

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.......................................................          27           83          142            302

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II.............................................          28           85          144            306

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund.......................................................          27           83          142            301
Worldwide Emerging Markets Fund ..........................................          31           94          159            334
Worldwide Hard Assets Fund................................................          27           83          142            302
Worldwide Real Estate Fund................................................          25           75          129            275


                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  1999 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

   * Please remember that the examples above should not be considered a representation of past or future expenses. Actual expenses may be greater an or less than those shown. Similarly, the 5% annual rate of return is not estimate or a guarantee of future investment performance.
   * This Contract is designed for retirement planning. Surrenders prior to the Maturity Date are not consistent with the long-term purposes of the Contract and the applicable tax laws.
   * The above table reflects estimates of expenses of the Variable Account and the Funds. The table and examples assume the highest deductions possible under a Contract, whether or not such deductions actually would be made under such a Contract.
   * Annual maintenance charges have been approximated as a .16% annual asset charge.

   THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN THE APPENDIX.

CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS

CONSECO VARIABLE
     Conseco Variable Insurance Company ("Conseco Variable" or the "Company") was originally organized in 1937. Prior to October 7, 1998, the Company was known as Great American Reserve Insurance Company. In certain states, we may continue to use the name Great American Reserve Insurance Company until our name change is approved in that state. The Company is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly owned financial services organization headquartered in Carmel, Indiana. Through its subsidiaries, Conseco, Inc. is one of the nation's leading providers of supplemental health insurance, retirement annuities and universal life insurance.

CONTRACT OWNER INQUIRIES
     You should direct any inquiries you have regarding your Individual Account, the Contracts, or any related matter to the Company's Variable Annuity Department at the address and telephone number shown under "Administrative Office" on page 1 of this Prospectus.

FINANCIAL STATEMENTS
   The financial statements of Conseco Variable and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Conseco Variable only as bearing upon the ability of Conseco Variable to meet its obligations under the Contracts. Neither the assets of Conseco Variable nor those of any company in the Conseco group of companies other than Conseco Variable support these obligations.

THE VARIABLE ACCOUNT
   Conseco Variable has established Conseco Variable Annuity Account E (the Variable Account) to hold the assets that underlie the Contracts. Prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Conseco Variable adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.
   The assets of the Variable Account are held in Conseco Variable's name on behalf of the Variable Account and legally belong to Conseco Variable. However, those assets that underlie the Contracts, are not available to be used to pay liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Conseco Variable may issue.

   The Variable Account is divided into sub-accounts. Each sub-account invests in shares of one of the Funds. We reserve the right to add other sub- accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account established by us or by one of our affiliates. We will not eliminate any existing sub-accounts or combine sub-accounts without any required prior approval of the SEC.

================================================================================

INVESTMENT OPTIONS
   The Contract offers 40 Variable Account Investment Options which are listed below. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.
   Shares of the Funds are also offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain Funds are also sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.
   Conseco Variable may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Funds.

   YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE
INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS. CERTAIN PORTFOLIOS CONTAINED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT.

CONSECO SERIES TRUST
   Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc. The following portfolios are available under the Contract:
   Balanced Portfolio (formerly, Asset Allocation Portfolio)
   Equity Portfolio (formerly, Common Stock Portfolio)
   Fixed Income Portfolio (formerly, Corporate Bond Portfolio)
   Government Securities Portfolio
   Money Market Portfolio
THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the Fund's investment adviser. The following portfolios are available under the Contract:
   Alger American Growth Portfolio
   Alger American Leveraged AllCap Portfolio
   Alger American MidCap Growth Portfolio
   Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.
   American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the Contract:
   VP Income & Growth
   VP International
   VP Value (long-term capital growth with income as a secondary objective)

BERGER INSTITUTIONAL PRODUCTS TRUST
   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Associates, Inc. is the investment adviser to all portfolios except the Berger/BIAM IPT--International Fund. BBOI Worldwide, LLC is the adviser to the Berger/BIAM IPT--International Fund. The following portfolios are available under the Contract:
   Berger IPT--100 FUND (LONG-TERM CAPITAL APPRECIATION)
   Berger IPT--Growth and Income Fund
   Berger IPT--Small Company Growth Fund
   Berger/BIAM IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
   The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and to provide day-to-day management of the Fund's investments.

DREYFUS STOCK INDEX FUND
   The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and to provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND
   The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the Contract:
   Disciplined Stock Portfolio (seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index)
   International Value Portfolio

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  1999 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

FEDERATED INSURANCE SERIES
   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the investment adviser. The adviser changed its name from Federated Advisers to Federated Investment Management Company on March 31, 1999. Federated Global Investment Management Corp. is the sub-adviser of the Federated International Equity Fund II. The following portfolios are available under the Contract:
   Federated High Income Bond Fund II
   Federated International Equity Fund II
   Federated Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the Contract:
   INVESCO VIF - High Yield Fund (seeks high level of current income)
   INVESCO VIF - Equity Income Fund (seeks high current income with growth of capital as a secondary goal) (formerly, Invesco VIF--Industrial Income Portfolio)

JANUS ASPEN SERIES
   The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus Capital Corporation. The following portfolios are available under the Contract:
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, is the investment manager for each portfolio. The following portfolios are available under the Contract:
   Lazard Retirement Equity Portfolio
   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Lord Abbett Series Fund, Inc. is a mutual fund managed by Lord, Abbett & Co. The following portfolio is available under the Contract:
   Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
   Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Mitchell Hutchins Asset Management Inc. provides advisory and administrative services to the Fund. The following portfolio is available under the Contract:
  Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Each portfolio of Neuberger Berman Advisers Management Trust invests in a corresponding series of Advisers Managers Trust. All series of Advisers Managers Trust are managed by Neuberger Berman Management Inc. The following are available under the Contract:
   Limited Maturity Bond Portfolio
   Partners Portfolio (capital growth)
STRONG OPPORTUNITY FUND II, INC.
   Strong Opportunity Fund II is a mutual fund managed by Strong Capital Management, Inc. The following portfolio is available under the Contract:
   Opportunity Fund II (capital growth)
STRONG VARIABLE INSURANCE FUNDS, INC.
   Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment adviser. The following series is available under the Contract:
   Strong Mid Cap Growth Fund II (formerly, Growth Fund II)
VAN ECK WORLDWIDE INSURANCE TRUST
   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the Contract:
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund
VOTING RIGHTS
   Conseco Variable is the legal owner of the Fund shares. However, Conseco Variable believes that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to comply with the above, we will vote the shares as we choose with-

================================================================================

out obtaining instructions from you. We have provided a further discussion of voting rights in the Statement of Additional Information.
FIXED ACCOUNT
   The Fixed Account is not registered with the SEC because of certain exemptive and exclusionary provisions. Conseco Variable has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
   Purchase Payments and transfers to the Fixed Account become part of the general account of Conseco Variable. You can transfer Contract Values between the Fixed and Variable Accounts, but the transfers are subject to the following:
   1. You may transfer Contract Values from the Variable Account to the Fixed Account once in any 30-day period;
   2. You may transfer Contract Values from the Fixed Account to the Variable Account once in any six-month period subject to a limit of 20% of the Fixed Account value;
   3. You may not make transfers from the Fixed Account once Annuity Payments begin.
   The Administrative Charge and the Mortality and Expense Risk Charge do not apply to values allocated to the Fixed Account.

   If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

THE CONTRACTS
   The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the annuity phase. When you are making Purchase Payments to the Contract, it is called the accumulation phase. During the accumulation phase, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. On the Maturity Date, you will begin receiving Annuity Payments from your Contract. When you are receiving Annuity Payments from the Contract, it is called the annuity phase.

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

   You can make Purchase Payments to Conseco Variable at its Administrative Office. You can make Purchase Payments at any time before the Maturity Date. Conseco Variable reserves the right to refuse any Purchase Payment. The Purchase Payment requirements are as follows:
   * For TSAs, the minimum initial and subsequent Purchase Payment is $50 per month.
   * For IRAs the minimum initial investment is $2,000 and the minimum amount of each additional payment is $50. n For non-qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum payment is $2,000 (or $200 per month).
   * If your Purchase Payment would exceed $500,000, the Purchase Payment will only be accepted with our prior approval.
   Conseco Variable must approve each application. When conseco Variable accepts your application, it will issue you a contract and allocate your purchase payment as described below.
   We may, at our option and with prior notice, cancel certain Contracts in which no Purchase Payments have been made, or if the Contract Value is less than $500. When the Contract is canceled, we will pay you the Contract Value determined as of the Valuation Period during which the Contract was canceled, less any outstanding loans, any Withdrawal Charge, and the $30 Annual Administrative Fee. If your Contract is canceled, there may be adverse tax consequences (see "Federal Tax Status").
ALLOCATION OF PURCHASE PAYMENTS
   You may elect to have Purchase Payments accumulate:
   (a) on a fully variable basis, which means they are invested in the sub-accounts of the Variable Account (Variable Account Investment Options);
   (b) on a fully fixed basis, which means they are invested in our general account and receive a periodically adjusted interest rate guaranteed by Conseco Variable (Fixed Account); or
   (c) a combination of both.

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                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  1999 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
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   You may request to change your allocation of future Purchase Payments 30 days after either we establish your Individual Account, or 30 days after you have made a prior change in allocation.
   Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

ACCUMULATION UNITS
   We credit Purchase Payments that you allocate to the sub-accounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each sub-account separately.

   ACCUMULATION UNIT VALUES
   Every day we determine the value of an Accumulation Unit for each of the sub-accounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:
   1. dividing the value of a Fund share at the end of the current Valuation Period (and any charges for taxes) by the value of a Fund share for the previous Valuation Period; and
   2. subtracting the daily amount of the Mortality and Expense Risk Charge and Administrative Charges.
   The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. THERE IS NO GUARANTEE THAT THE VALUE OF YOUR INDIVIDUAL ACCOUNT WILL EQUAL OR EXCEED THE PURCHASE PAYMENTS YOU HAVE MADE.
   We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Account, the current Accumulation Unit values and the value of your Individual Account.

TRANSFERS
   Before the Maturity Date, you may make transfers from one sub-account to another sub-account and/or to the Fixed Account. The Contract allows Conseco Variable to limit the number of transfers that can be made in a specified time period. You should be aware that transfer limitations may prevent you from making a transfer on the date you desire, with the result that your future Contract Value may be lower than it would have been had the transfer been made on the desired date.
   Conseco Variable's interest in applying these limitations is to protect the interests of both Contract Owners who are not engaging in significant transfer activity and Contract Owners who are engaging in such activity. Conseco Variable has determined that the actions of Contract Owners engaging in significant transfer activity among sub-accounts may cause an adverse effect on the performance of the underlying Fund for the sub-account involved. The movement of sub-account values from one sub-account to another may prevent an underlying Fund from taking advantage of investment opportunities because it must maintain a liquid position in order to handle withdrawals. Such movement may also cause a substantial increase in Fund transaction costs which must be indirectly borne by Contract Owners.
   HOW YOU CAN MAKE TRANSFERS
   Conseco Variable is not charging a transfer fee. However, we limit transfers to one every 30 days and to a maximum of 20% of the Fixed Account value per any six-month period from the Fixed Account. All transfers requested for a Contract on the same day will be treated as a single transfer in that period.
   You can make transfers by written authorization. Written transfer requests may be made by a person acting for or on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. By authorizing Conseco Variable to accept telephone transfer instructions, you agree to accept and be bound by the conditions and procedures established by Conseco Variable from time to time. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. We will record all telephone


                                                                              19
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calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer. If reasonable procedures are employed, neither Conseco Variable nor Conseco Equity Sales, Inc. will be liable for following telephone instructions which it reasonably believes to be genuine.
     Transfer requests received by Conseco Variable before the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

DOLLAR COST AVERAGING
   Conseco Variable offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from the Fixed Account or Money Market sub-account to another Investment Option on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.

REBALANCING
   Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers prior to the Maturity Date among the sub-accounts pursuant to your written instructions. The transfers under this program are made to maintain a particular percentage allocation among the sub-accounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. You must have at least $5,000 to have transfers made pursuant to this program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of sub-accounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Conseco Variable reserves the right to terminate, modify or suspend the rebalancing program at any time. The transfers under this program do not count toward the number of transfers you can make in a year.

SWEEPS
   Sweeps is a program which provides for the automatic transfer of the earnings from the Fixed Account into the sub-accounts on a periodic and systematic basis. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.

WITHDRAWALS
   Prior to the earlier of the Maturity Date or the death of the Annuitant, you may withdraw all or a portion of the Contract Value upon written request. You must complete all the necessary information and send it to Conseco Variable's Administrative Office. For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

TOTAL WITHDRAWALS
   If you make a total withdrawal, we will pay the Contract Value as of the date we receive your request at our Administrative Office, less:
   *  the $30 Annual Administrative Fee,
   *  any outstanding loans (plus the pro rata interest accrued), and
   *  any applicable Withdrawal Charge.
   If you make a total withdrawal, we will cancel the Contract.

PARTIAL WITHDRAWALS
   If you make a partial withdrawal, we will pay the amount requested and cancel that number of Accumulation Units credited to each Investment Option of the Individual Account necessary to equal the amount you withdraw from each Investment Option plus any applicable Withdrawal Charge deducted from such Investment Option. You can make certain withdrawals free of Withdrawal Charges, see "Charges and Deductions."
   When you make a partial withdrawal, you must specify the Investment Options from which the withdrawal is to be made. You may not request an amount from an Investment Option that exceeds the value of that Investment Option less any applicable Withdrawal Charge. If you do not specify the Investment Options from which a partial with

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                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  1999 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================
drawal is to be taken, we will take the partial withdrawal from the Fixed
Account until it is exhausted and then from the sub-accounts. If the partial withdrawal is less than the total value in the Variable Account Investment Options, the withdrawal will be taken pro rata from all the Variable Account Investment Options. Any partial withdrawal must be at least $250 or, if less, the entire balance in the Investment Option. If a partial withdrawal plus any applicable Withdrawal Charge would reduce the Contract Value to less than $500, we reserve the right to treat the partial withdrawal as a total withdrawal of the Contract Value.
   WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

SUSPENSION OF PAYMENTS
   We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of receipt of the request. Conseco Variable reserves the right to defer the right of withdrawal or postpone payments for any period when:

   (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   (2) trading on the New York Stock Exchange is restricted;

   (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

   (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS
   If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

   (1) termination of employment in all public institutions of higher education as defined by applicable law,
   (2) retirement, or
   (3) death.
   Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(B) PLANS
   If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:
   (1) when you attain age 59 1/2,
   (2) when you separate from service,
   (3) when you die,
   (4) when you become disabled (within the meaning of Section 72(m)(7) of the Code),
   (5) in the case of hardship, or
   (6) made pursuant to a qualified domestic relations order, if otherwise permitted.
   Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results.
   The limitations on withdrawals became effective on January 1, 1989, and apply only to:
   o salary reduction contributions made after December 31, 1988;
   o income attributable to such contributions; and
   o income attributable to amounts held as of December 31, 1988.
   The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

SYSTEMATIC WITHDRAWAL PLAN
   Conseco Variable offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. You can instruct Conseco Variable to withdraw a level dollar amount from specified Investment Options on a periodic basis. If you do a reallocation and do not specify Investment Options, all systematic withdrawals will be withdrawn from the Fixed Account and Variable Account Investment Options on a pro-rata basis. The total SWP withdrawals in a Contract Year which you are permitted to make is limited to amounts that can be withdrawn without a Withdrawal Charge. This will ensure that no Withdrawal Charge will ever apply to a SWP Withdrawal (see


                                       21
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================================================================================

"Charges and Deductions--Withdrawal Charge"). If you are participating in this program and you make a withdrawal subject to the Withdrawal Charge, the SWP will terminate automatically and may be reinstated only on or after we receive a written request.
   SWP is not available if you participate in the dollar cost averaging program or if you have Purchase Payments automatically deducted from a bank account on a periodic basis.
   SWP WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.
LOANS
   Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.
   The amount of any loan will be deducted from the minimum death benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Variable Account Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment performance results are greater than the rate being credited on amounts held in the loan account while the loan is outstanding, the Contract Value will not increase as rapidly as it would have if no loan were outstanding. If the investment performance results are below that rate, the Contract Value will be higher than it would have been if no loan had been outstanding.

CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE
   Conseco Variable does not make a deduction when you make a Purchase Payment for sales expenses. However, Conseco Variable may assess a Withdrawal Charge against the Purchase Payments when you withdraw them. The amount of the Withdrawal Charge, if applicable, will affect the amount we will pay to you.
   If you make a withdrawal from the Contract before the Maturity Date, a Withdrawal Charge (a deferred sales load) may be assessed against Purchase Payments that have been in the Contract less than six complete Contract Years. We never assess a charge for Purchase Payments that have been in the Contract for more than six complete Contract Years. The length of time from when we receive your Purchase Payment to the time you make a withdrawal will determine the Withdrawal Charge. Certain other withdrawals described below under "Free Withdrawal Amount" are not subject to a withdrawal charge.
   The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:
YEARS SINCE PAYMENT                 CHARGE PERCENTAGE
-----------------------------------------------------
   1 ........................................9%
   2 ........................................9%
   3 ........................................8%
   4 ........................................7%
   5 ........................................5%
   6 ........................................3%
   7 and thereafter..........................0%
   In addition, the following circumstances further limit or reduce Withdrawal
Charges:
   o if you are age 52 or younger when we issue your Contract, we will not assess a Withdrawal Charge for withdrawals you make after the 15th Contract Year and later;
   o if you are 53 to 56 when we issue your Contract, we will not assess a Withdrawal Charge for withdrawals you make after you reach age 67 and later;
   o if you are age 57 or older when we issue your Contract, the Withdrawal Charge we assess for withdrawals you make will be multiplied by a factor ranging from .9 to 0 for Contract Years 1-10 and later, respectively.
   FREE WITHDRAWAL AMOUNT: You may make a withdrawal without the Withdrawal Charge described above (a "free withdrawal") in an amount up to the greater of:

22

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                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  1999 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

   (i) 10% of the Contract Value (as determined on the date we receive your request to make a withdrawal), or
   (ii) the Contract Value divided by the Annuitant's life expectancy based on the Code, or
   (iii) the amount of any Purchase Payments that have been in the Contract more than six complete Contract Years.
   If you make additional withdrawals in excess of the free withdrawal amount in any Contract Year during the period when the Withdrawal Charge applies, the withdrawals will be subject to the appropriate charge as set forth above. From time to time, we may permit you to pre-authorize partial withdrawals subject to certain limitations then in effect.
   On or after the Maturity Date, we may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:
   (i)  if the Annuitant dies,
   (ii) if you die, or
   (iii)if we make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life annuity option, or any option with payments for a minimum period of five years.
   If you make a complete withdrawal of the entire amount in your Individual Account with a certain dollar amount, we will deduct the Withdrawal Charge from the portion of your Individual Account you withdraw and pay the balance to you.
     EXAMPLE: You request a total withdrawal of $2,000 and the applicable Withdrawal Charge is 5%. Your Individual Account will be reduced by $2,000 and you will receive $1,880 (i.e., the $2,000 total withdrawal reduced by the 10% free withdrawal less the 5% Withdrawal Charge and $30 Annual Administrative
Fee).
   If you make a partial withdrawal in which you request to receive a specified amount, the Withdrawal Charge will be calculated on the total amount that must be withdrawn from your Individual Account in order to provide you with the amount you requested.
   EXAMPLE: You request to receive $1,000 with a free withdrawal amount of $200 and the applicable Withdrawal Charge is 5%. Your Individual Account will be reduced by $1,042.11. In order to make a withdrawal of $1,000, the amount you withdraw must be greater than the amount you request by the amount of the Withdrawal Charge. The amount you withdraw is calculated by dividing (a) the amount you requested ($1,000 less the free withdrawal amount of $200) by (b) 1.00, minus the applicable deduction rate of 5% (or .95), which produces $1,042.11 ($842.11 plus the $200 free withdrawal amount). The value of the Individual Account will be reduced by this amount.

ADMINISTRATIVE CHARGES
   Prior to the Maturity Date, we deduct an Annual Administrative Fee of $30 on each Contract anniversary from the Individual Account value. We will waive the Annual Administrative Fee if your Individual Account value is $25,000 or greater. If you make a complete withdrawal of your Individual Account value prior to the Maturity Date, Conseco Variable will deduct the Annual Administrative Fee from the proceeds it pays.
   We deduct the Annual Administrative Fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the sub-accounts of the Variable Account.
   We make a deduction for a daily charge in an amount equal to 0.15%, on an annual basis, of the value of each sub-account of the Variable Account. This charge reimburses Conseco Variable for administrative expenses. We will not deduct this charge from any amount you have allocated to the Fixed Account. The charge will be deducted pro rata from Contract Value of each sub-account of the Variable Account.
   Conseco Variable has set this administrative fee at a level that will recover no more than the actual costs it incurs which are associated with administering the Contracts. Conseco Variable does not expect to recover any amount in excess of its accumulated administrative expenses from such fees. Even though administrative expenses may increase, Conseco Variable will not increase the amount of the administrative fees.

================================================================================

MORTALITY AND EXPENSE RISK CHARGE
   Conseco Variable assumes two risks under the Contract: the mortality risk and the expense risk. Conseco Variable makes daily deductions from the sub-accounts of the Variable Account equal, on an annual basis, to 1.25% of the value of your assets of the Variable Account for the mortality and expense risks it assumes.
   The mortality risk is Conseco Variable's promise to continue making annuity payments, determined in accordance with the annuity tables and other provisions contained in the Contract, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This promise assures that neither the longevity of an Annuitant nor an improvement in life expectancy generally will have any adverse effect on the monthly Annuity Payments, and that Annuitants will not outlive the amounts accumulated to provide such payment.
   Conseco Variable also assumes the risk that the Withdrawal Charges and the administrative fees may be insufficient to cover actual sales and administrative expenses. If so, the shortfall will be made up from Conseco Variable's general assets, which may include profits from other sub-account deductions. Conversely, if the sales deductions and administrative fees exceed the actual sales and administrative expenses, Conseco Variable may realize a gain. We do not assess the Mortality and Expense Risk Charge against the Fixed Account.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES
   In some cases, Conseco Variable may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average Purchase Payment and the use of group enrollment procedures. Then, Conseco Variable may be able to reduce or eliminate the Contract charges for administrative charges and Withdrawal Charges.

PREMIUM TAXES

   We may make a deduction for any premium taxes due from Purchase Payments, other values on the Maturity Date, or at such other time as we determine. The current range of premium taxes in jurisdictions where we make the Contracts available is 0%-3.5%.

FUND EXPENSES
   There are deductions from and expenses paid out of the assets of the funds, which are described in the attached fund prospectuses.

OTHER CHARGES
   Currently, Conseco Variable does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Conseco Variable may charge each sub-account of the Variable Account for its portion of any income tax charged to the sub-account or its assets. Under present laws, Conseco Variable may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Conseco Variable may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its sub-accounts could have an adverse effect on the investment performance of the sub-accounts.

DEATH BENEFIT BEFORE MATURITY DATE
   If a Contract Owner, Co-Owner or the Annuitant dies prior to the Maturity Date, Conseco Variable will pay the minimum death benefit to the beneficiary. Conseco Variable will pay the minimum death benefit either as a lump sum or under an annuity option as explained below.
   Generally, the distribution of the minimum death benefit must be made within five years after the Contract Owner's or Co-Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Contract Owner in lieu of receiving the distribution. In such a case, the distribution rules which apply when a Contract Owner dies will apply when that spouse, as the Contract Owner, dies.


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                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  1999 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================
     In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply and if the Contract is owned by a non-individual the death of the Annuitant shall be treated as the death of the Contract Owner. Additional requirements may apply to qualified Contracts.
     The minimum death benefit during the first seven Contract Years will be equal to the greater of:

(a) the Contract Value on the date Conseco Variable receives at its Administrative Office due proof of death, or

(b)  the sum of all Purchase Payments made, less any partial withdrawals.

     During any subsequent seven-Contract-Year period, the minimum death benefit will be the greater of:
(a) the Contract Value on the date Conseco Variable receives due proof of death at its Administrative Office; or
(b) the Contract Value on the last day of the previous seven-Contract-Year period plus any Purchase Payments made and less any subsequent partial withdrawals; or
(c) the sum of all Purchase Payments paid, less any partial withdrawals. If the Annuitant or Contract Owner dies after reaching the age of 80, the death benefit will be the Contract Value on the date Conseco Variable receives due proof of death at its Administrative Office. The minimum death benefit will be reduced by any outstanding loans.
     Death benefits generally will be paid within seven days of the date Conseco Variable receives due proof of death at its Administrative Office, subject to postponement under the same circumstances that payment or withdrawals may be postponed (see "Withdrawals").

OPTIONS WHEN YOU TERMINATE YOUR PARTICIPATION IN
THE PLAN (FOR GROUP CONTRACTS ONLY)

     If you terminate your participation in a Plan before the Maturity Date, you will have the following options:

(a) leave the Individual Account in force under the Contract, and the sub-account will continue to participate in the investment results of the Investment Option(s) you select. On the Maturity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the options described below. This option will automatically apply, unless you file a written election of another option.
(b) apply the Individual Account to provide Annuity Payments which begin immediately.
(c) convert the Individual Account to an individual variable annuity contract of the type we are then offering.
(d) terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

THE ANNUITY PHASE-SETTLEMENT PROVISIONS

   You select a Maturity Date and an annuity option. You may select the Maturity Date at any time, subject to state requirements.
   The annuity option may be on a fixed basis (which means that payments come from the Fixed Account) or a variable basis (which means that payments come from the sub-accounts of the Variable Account), or a combination of both. If you do not select an Annuity Option, we will make payments under a lifetime annuity with 120 monthly payments guaranteed. Payments will be made based on the allocations to the Fixed Account and Variable Account on the Maturity Date.
   You may elect to change the annuity option or basis of payment (fixed or variable) with written notice to Conseco Variable at least 30 days before the Maturity Date. Once Annuity Payments begin, you may not make any changes (except you may make transfers under certain circumstances).
   You cannot elect an annuity option which would result in the first monthly Annuity Payment of less than $50 if payments are to be on a fully fixed basis or variable basis, or less than $50 on each basis if a combination of fixed and variable Annuity Payments are elected. If, at any time, Annuity Payments are or become less than $50 per month, Conseco Variable reserves the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $50 each (except that we will make payments at least annually).
   Prior to the Maturity Date, you may terminate your Individual Account and receive its value in a lump sum. Once Annuity Payments begin, you and the Annuitant cannot terminate the annuity benefit and receive a lump sum settlement instead.

ANNUITY OPTIONS
   You may select one of the following annuity options:
   FIRST OPTION-LIFE ANNUITY. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first two options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment.
   SECOND OPTION-LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS GUARANTEED. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. If no beneficiary is designated, Conseco Variable will, in accordance with the Contract provisions, pay the Annuitant's estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.
   THIRD OPTION-INSTALLMENT REFUND LIFE ANNUITY. Under this option, we will make monthly payments for the installment refund period. This is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee.
   FOURTH OPTION-PAYMENTS FOR A FIXED PERIOD. Under this option, we will make monthly payments for the number of years selected. The period may be from 3 through 20. If you elect to receive payments under this option on a variable basis, payments will vary monthly in accordance with the net investment rate of the sub-accounts of the Variable Account. If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments will be paid to the designated beneficiary in a lump sum payment.
   To the extent that you select this option on a variable basis, at any time during the payment period you may elect that the remaining value:
   (1)  be paid in one sum, or
   (2) be applied to effect a lifetime annuity under one of the first two options described above, as long as the distribution will be made at least as rapidly as during the life of the annuitant.
   Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Maturity Date. Accordingly, we will continue to make deductions for these risks from the Individual Account values.
   FIFTH OPTION-PAYMENTS OF A FIXED AMOUNT. Under this option, we will make payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until the Individual Account value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in a lump sum payment. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitant's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.
   If you elect the this Option on a variable basis, at any time during the payment period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two options described above, as long as the distribution will be made at least as rapidly as during the life of the Annuitant. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, we will continue to make deductions for these risks from the Individual Account values.
   PROCEEDS APPLIED TO AN ANNUITY OPTION. You may apply all or part of the Contract Value to an

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  1999 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

annuity option. The proceeds that will be applied to the annuity option will be as follows:
   (a) the Contract Value less any outstanding loans, if the annuity option elected begins at least four years after the effective date of your Contract and is paid under any life annuity option, or any option with payments for a minimum period of five years, with no rights of early withdrawal; or
   (b) the death benefit if proceeds are payable under death of Annuitant or an Owner (as applicable); or
   (c) the Contract Value less any outstanding loans, Withdrawal Charge and any administrative fee.
   The SAI contains a further discussion of Annuity Provisions including how annuity unit values are calculated.

TRANSFERS AFTER MATURITY DATE
   You can make transfers after the Maturity Date by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units.
   Conseco Variable reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, on or after the Maturity Date, you may not make transfers from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option.
   Conseco Variable reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. Conseco Variable also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH ON OR AFTER MATURITY DATE
   If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant or an Owner dies on or after the Maturity Date, Conseco Variable will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Conseco Variable will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

OTHER CONTRACT PROVISIONS
   Ten-Day Right To Review. The Contract provides a "10-day free look" (in some states, the period may be longer). This allows you to revoke the Contract by returning it to either a Conseco Variable representative or to Conseco Variable's Administrative Office within 10 days (or the period required in your state) of delivery of the Contract. Conseco Variable deems this period as ending 15 days after it mails a Contract from its Administrative Office. If you return the Contract under the terms of the free look provision, Conseco Variable will refund the Purchase Payments you have made.
   OWNERSHIP. You, as the Contract Owner, are the person entitled to exercise all rights under the Contract. Co-Owners may be named in non-qualified Contracts. Prior to the Maturity Date, the Contract Owner is the person designated in the application or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner and after the death of the Annuitant, the beneficiary is the Contract Owner.
   The Contract is either a group contract or an individual contract, depending on the state where we issued it. The individual contract is issued directly to the Contract Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. You are a participant in the group and will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this Prospectus, the term Contract refers to your certificate.

CHANGE OF OWNERSHIP

NON-QUALIFIED CONTRACTS:
   In the case of non-qualified Contracts, you may change ownership of the Contractor you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Maturity Date, subject

================================================================================
to the rights of any irrevocable beneficiary. ASSIGNING A CONTRACT, OR CHANGING THE OWNERSHIP OF A CONTRACT MAY BE A TAXABLE EVENT. Any change of ownership or assignment must be made in writing. Conseco Variable must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written.
   Conseco Variable assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

QUALIFIED CONTRACTS:
   In the case of qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except by the trustee of an exempt employee's trust which is part of a retirement plan qualified under Section 401 of the Code. Except as noted, if you own a qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.
   MODIFICATION. Conseco Variable may modify the Contract with your approval unless provided otherwise by the Contract. After the Contract has been in force, Conseco Variable may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.
   A group Contract will be suspended automatically on the effective date of any modification initiated by Conseco Variable if you fail to accept the modification. Effective with suspension, no new participants may enter the plan but further Purchase Payments may be made on your behalf and on the behalf of other participants then covered by the Contract.
   No modification may affect Annuitants in any manner unless deemed necessary to achieve the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

FEDERAL TAX STATUS
   NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. CONSECO VARIABLE HAS INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

   Annuity Contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.
   Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract--Qualified or Non-Qualified (see following sections).
   You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.
   When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS
   If you purchase the Contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your Contract is referred to as a non-qualified Contract.
   If you purchase the Contract under a pension plan, specially sponsored program or an individual retirement annuity, your Contract is referred to as a qualified Contract.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  1999 Account E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

WITHDRAWALS--NON-QUALIFIED CONTRACTS
   If you make a withdrawal from your Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your Purchase Payments. Such withdrawn earnings are includible in income.
   The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:
   (1)  paid on or after you reach age 59 1/2;
   (2)  paid after you die;
   (3) paid if you become totally disabled (as that term is defined in the Code);
   (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;
   (5)  paid under an immediate annuity; or
   (6) which are allocable to purchase payments made prior to August 14, 1982. The Contract provides that upon the death of the Annuitant prior to the
Maturity Date, Conseco Variable will pay the death proceeds to the beneficiary. Such payments made when the Annuitant, who is not the Contract Owner, dies do not qualify for the death of the Contract Owner exception (described in (2) above) and will be subject to the 10% distribution penalty unless the beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

WITHDRAWALS--QUALIFIED CONTRACTS
If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.
   The Code also provides that any amount received under a qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. This penalty will be increased to 25% for withdrawals from simple IRA's within the first two years of your Contract. Some withdrawals will be exempt from the penalty. They include any amounts:
   (1)  paid on or after you reach age 59 1/2;
   (2)  paid after you die;
   (3)  paid if you become totally disabled (as that term is defined in Code);
   (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
   (5)  paid to you after you have attained age 55 and left your employment;
   (6)  paid for certain allowable medical expenses (as defined in the Code);
   (7)  paid pursuant to a qualified domestic relations order;
   (8)  paid from an IRA for medical insurance (as defined in the Code);
   (9)  paid from an IRA for qualified higher education expenses; or
   (10) up to $10,000 for qualified first time homebuyer expenses (as defined in the Code).
    The exceptions in (5) and (7) above do not apply to IRAs.
   The exception in(4) above applies to IRAs but without the requirement of leaving employment.
   We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES
   The Code limits the withdrawal of amounts attributable to purchase payments made by owners under a salary reduction agreement. Withdrawals can only be made when a Contract Owner:
   (1) reaches age 59 1/2;
   (2) leaves his or her job;
   (3) dies;
   (4) becomes disabled (as that term is defined in the Code);
   (5) in the case of hardship; or
   (6) pursuant to a qualified domestic relations order, if otherwise permitted.

 However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

DIVERSIFICATION
 The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated

================================================================================
as an annuity contract. Conseco Variable believes that the Funds are being managed so as to comply with the requirements.

INVESTOR CONTROL
   Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the portfolios.
   Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.

GENERAL MATTERS

   PERFORMANCE INFORMATION. Conseco Variable may advertise performance information for the Variable Account Investment Options (sub-accounts) from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and, where less than 10 years, for the period subsequent to the date each sub-account first became available for investment. We may show additional total return quotations that do not reflect a Withdrawal Charge deduction. We may show performance information by means of schedules, charts or graphs. The Statement of Additional Information contains a description of the methods we use to determine yield and total return information for the sub-accounts.
   YEAR 2000 Many existing computer programs had been designed and developed to use only two digits to identify a year in the date field. If not corrected, these computer programs could cause system failures in the year 2000, with possible adverse effects on Conseco Variable's operations. In 1996, Conseco, Inc. initiated a comprehensive corporate-wide program designed to ensure that its computer programs (including those relating to Conseco Variable) function properly in the year 2000. A number of Conseco, Inc.'s employees (including several officers), as well as external consultants and contract programmers, are working on various year-2000 projects.
   Conseco, Inc. also has been working with vendors and other external business relations to help avoid year-2000 problems related to the software or services they provide to us. Under the program, our application systems, operating systems, hardware, networks, electronic data interfaces and infrastructure devices (such as facsimile machines and telephone systems) are being analyzed. Our year-2000 projects are currently on schedule. The year-2000 projects are being conducted in three phases:
   (i)  an audit and assessment phase, designed to identify year-2000 issues;
   (ii) a modification phase, designed to correct year-2000 issues; and
   (iii)a testing phase, designed to test the modifications after they have been installed.
   We have completed the audit and assessment phase for all critical systems and the second phase of our program is substantially complete. The testing phase of our program will be conducted throughout 1999. We have provided for significant contingency time in order to complete any additional modifications before December 31, 1999.
   The year-2000 issues are being addressed in three ways. For some, work is being done to complete the previously planned conversions of older systems to the more modern, year-2000 compliant systems already used in other areas. In other cases, new, more modern systems are being purchased. In the remaining cases, modifications are being made to existing systems. We currently estimate that the

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  1999 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================

total expense of our year-2000 projects are not material to Conseco Variable's financial position.

 The impact of year-2000 issues will depend, not only on the corrective actions we take, but also on the way in which year-2000 issues are addressed by governmental agencies, business and other third parties
   (i)  that provide services, utilities or data to Conseco Variable;
   (ii) that receive services or data from Conseco Variable; or

   (iii)whose financial condition or operating capability is important to Conseco Variable.
   We are in the process of identifying risks and assessing potential year-2000 risks associated with our external business relationships, including those with agents, financial institutions and the mutual funds underlying the variabl annuity Contracts we issue. These procedures are necessarily limited to matters over which we are able to reasonably exercise control. We have been informed by our key financial institutions and utilities that they will be year-2000 compliant in early 1999.

   We are also assessing what contingency plans will be needed if any of our critical systems or those of external business relationships are not year-2000 compliant at year-end 1999. We do not currently anticipate such a situation, but our consideration of contingency plans will continue to evolve as new information becomes available. The failure to correct a material year-2000 problem could result in an interruption in, or failure of, a number of normal business activities or operations. Such failures could materially and adversely affect Conseco Variable's results of operations, liquidity and financial condition. Due to the general uncertainty inherent in the year-2000 problem, including the uncertainty of the preparedness of our external business relationships, we are not able to currently determine whether the consequences of year-2000 failures will have a material impact on Conseco Variable's results of operations, liquidity and financial condition. However, we believe our year-2000 compliance efforts will reduce the likelihood of a material adverse impact.

================================================================================

   DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. (Conseco Equity Sales), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Conseco Variable, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. The registered representatives will also be licensed insurance representatives of Conseco Variable. See the Statement of Additional Information for more information.
   Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers may be paid commissions up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.
   LEGAL PROCEEDINGS. There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Conseco Variable nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

____________________________________________________________
General Information and History
Independent Accountants
Distribution
Calculation of Yield Quotations
Calculation of Total Return Quotations
Other Performance Data
Federal Tax Status
Annuity Provisions
Financial Statements

--------------------------------------------------------------------------------
                            (cut along dotted line)

________________________________________________________________________________
   If you would like a free copy of the Statement of Additional Information for this Prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Gentlemen:
Please send me a free copy of the Statement of Additional Information for Conseco Variable Annuity Account E at the following address:
 Name: _________________________________________________________________________

 Mailing Address: ______________________________________________________________

 -------------------------------------------------------------------------------
                                   Sincerely,

           -----------------------------------------------------------
                                   (Signature)
                       Conseco Variable Insurance Company

________________________________________________________________________________


32
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                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  1999 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================


APPENDIX
CONDENSED FINANCIAL INFORMATION
   The table below provides per unit information about the financial history of the sub-accounts for the periods indicated.

                                                                           1998        1997       1996          1995        1994
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
--------------------------------------------------------------------------------------------------------------------------------
BALANCED (A)
Accumulation unit value at beginning of period.........................     $1.973      $1.698      $1.342      $1.035     $1.000
Accumulation unit value at end of period...............................     $2.148      $1.973      $1.698      $1.342     $1.035
Percentage change in accumulation unit value...........................      8.84%      16.21%      26.50%      29.67%      3.52%
Number of accumulation units outstanding at end of period.............. 10,615,723   5,740,115   2,475,992     461,876     21,037
EQUITY (A)
Accumulation unit value at beginning of period.........................     $2.424      $2.071      $1.449      $1.078     $1.000
Accumulation unit value at end of period...............................     $2.764      $2.424      $2.071      $1.449     $1.078
Percentage change in accumulation unit value...........................     14.01%      17.04%      42.96%      34.42%      7.79%
Number of accumulation units outstanding at end of period.............. 11,148,308   7,962,515   3,374,110   1,009,305     41,601
FIXED INCOME (A)
Accumulation unit value at beginning of period .......................      $1.308      $1.207      $1.166      $1.000     $1.000
Accumulation unit value at end of period...............................     $1.369      $1.308      $1.207      $1.166     $1.000
Percentage change in accumulation unit value...........................      4.70%       8.39%       3.50%      16.61%    (0.03)%
Number of accumulation units outstanding at end of period..............  4,326,193   4,066,812   1,540,494     350,623     12,553
GOVERNMENT SECURITIES (A)
Accumulation unit value at beginning of period.........................     $1.248      $1.169      $1.154      $0.997     $1.000
Accumulation unit value at end of period...............................     $1.318      $1.248      $1.169      $1.154     $0.997
Percentage change in accumulation unit value...........................      5.58%       6.76%       1.31%      15.72%    (0.26)%
Number of accumulation units outstanding at end of period..............  1,543,011     354,897     135,680      30,614          0
MONEY MARKET (A)
Accumulation unit value at beginning of period.........................     $1.136      $1.095      $1.056      $1.014     $1.000
Accumulation unit value at end of period...............................     $1.179      $1.136      $1.095      $1.056     $1.014
Percentage change in accumulation unit value...........................      3.76%       3.80%       3.67%      $4.14%      1.38%
Number of accumulation units outstanding at end of period..............  5,969,565   3,116,005   1,144,951     641,747          0
--------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH (C)
Accumulation unit value at beginning of period.........................     $1.294      $1.044      $1.000         N/A        N/A
Accumulation unit value at end of period...............................     $1.889      $1.294      $1.044         N/A        N/A
Percentage change in accumulation unit value...........................     46.02%      24.00%       4.35%         N/A        N/A
Number of accumulation units outstanding at end of period..............  2,650,328     742,233      73,227         N/A        N/A
ALGER AMERICAN LEVERAGED ALLCAP (B)
Accumulation unit value at beginning of period.........................     $1.836      $1.555      $1.408      $1.000        N/A
Accumulation unit value at end of period...............................     $2.857      $1.836      $1.555      $1.408        N/A
Percentage change in accumulation unit value...........................     55.64%      18.02%      10.47%      40.79%        N/A
Number of accumulation units outstanding at end of period..............  1,757,689   1,279,296     832,794     207,147        N/A
ALGER AMERICAN MIDCAP GROWTH (C)
Accumulation unit value at beginning of period.........................     $1.119      $0.987      $1.000         N/A        N/A
Accumulation unit value at end of period...............................     $1.438      $1.119      $0.987         N/A        N/A
Percentage change in accumulation unit value...........................     28.49%      13.41%     (1.33)%         N/A        N/A
Number of accumulation units outstanding at end of period..............  1,718,378     679,330      42,736         N/A        N/A
ALGER AMERICAN SMALL CAPITALIZATION (B)
Accumulation unit value at beginning of period.........................     $1.375      $1.252       $1.21      $1.000        N/A
Accumulation unit value at end of period...............................     $1.567      $1.375      $1.252      $1.219        N/A
Percentage change in accumulation unit value...........................     13.92%       9.84%       2.72%      21.89%        N/A
Number of accumulation units outstanding at end of period..............  3,775,577   3,988,448   1,946,993     517,903        N/A
--------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------------------
BERGER IPT - 100 (C)
Accumulation unit value at beginning of period.........................     $1.155      $1.029      $1.000         N/A        N/A
Accumulation unit value at end of period...............................     $1.324      $1.155      $1.029         N/A        N/A
Percentage change in accumulation unit value...........................     14.68%      12.18%       2.93%         N/A        N/A
Number of accumulation units outstanding at end of period..............  1,458,645     627,056      69,521         N/A        N/A
BERGER IPT - GROWTH AND INCOME (C)
Accumulation unit value at beginning of period.........................     $1.360      $1.104      $1.000         N/A        N/A
Accumulation unit value at end of period...............................     $1.677      $1.360      $1.104         N/A        N/A
Percentage change in accumulation unit value...........................     23.29%      23.26%      10.36%         N/A        N/A
Number of accumulation units outstanding at end of period..............  3,900,875     802,420      59,956         N/A        N/A



================================================================================

CONDENSED FINANCIAL INFORMATION (CONTINUED)
                                                                           1998        1997       1996          1995        1994
--------------------------------------------------------------------------------------------------------------------------------
BERGER IPT - SMALL COMPANY GROWTH (C)
Accumulation unit value at beginning of period.........................     $1.178      $0.985      $1.000         N/A        N/A
Accumulation unit value at end of period...............................     $1.183      $1.178      $0.985         N/A        N/A
Percentage change in accumulation unit value...........................      0.45%      19.64%     (1.53)%         N/A        N/A
Number of accumulation units outstanding at end of period..............    892,905     187,471      42,982         N/A        N/A
BERGER/BIAM IPT - INTERNATIONAL (C)
Accumulation unit value at beginning of period.........................     $0.970      $1.000         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $1.111      $0.970         N/A         N/A        N/A
Percentage change in accumulation unit value...........................     14.52%      -3.01%         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............  2,075,531   2,029,230         N/A         N/A        N/A
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THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (B)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period.........................     $1.778      $1.404      $1.175      $1.000        N/A
Accumulation unit value at end of period...............................     $2.268      $1.778      $1.404      $1.175        N/A
Percentage change in accumulation unit value...........................     27.58%      26.60%      19.53%      17.49%        N/A
Number of accumulation units outstanding at end of period..............  2,868,834   1,195,614     221,018      21,878        N/A
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (B)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period.........................     $1.834      $1.393      $1.158      $1.000        N/A
Accumulation unit value at end of period...............................     $2.318      $1.834      $1.393      $1.158        N/A
Percentage change in accumulation unit value...........................     26.43%      31.67%      20.31%      15.76%        N/A
Number of accumulation units outstanding at end of period.............. 13,802,783   8,884,649   1,862,980      91,752        N/A
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FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND II (B)
Accumulation unit value at beginning of period.........................     $1.349      $1.202      $1.067      $1.000        N/A
Accumulation unit value at end of period...............................     $1.367      $1.349      $1.202      $1.067        N/A
Percentage change in accumulation unit value...........................      1.27%      12.25%      12.71%       6.66%        N/A
Number of accumulation units outstanding at end of period..............  4,956,911   2,184,739     508,205      26,380        N/A
FEDERATED INTERNATIONAL EQUITY II (B)
Accumulation unit value at beginning of period.........................     $1.188      $1.095      $1.025      $1.000        N/A
Accumulation unit value at end of period...............................     $1.472      $1.888      $1.095      $1.025        N/A
Percentage change in accumulation unit value...........................     23.83%       8.55%       6.80%       2.51%        N/A
Number of accumulation units outstanding at end of period..............  1,216,876     329,971      93,215      36,798        N/A
FEDERATED UTILITY II (B)
Accumulation unit value at beginning of period.........................     $1.541      $1.234      $1.122      $1.000        N/A
Accumulation unit value at end of period...............................     $1.732      $1.541      $1.234      $1.122        N/A
Percentage change in accumulation unit value...........................     12.37%      24.88%      10.00%      12.21%        N/A
Number of accumulation units outstanding at end of period..............  1,955,544     675,836     294,882      11,711        N/A
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JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH (B)
Accumulation unit value at beginning of period.........................     $1.498      $1.348      $1.266      $1.000        N/A
Accumulation unit value at end of period...............................     $1.983      $1.498      $1.348      $1.266        N/A
Percentage change in accumulation unit value...........................     32.39%      11.10%       6.44%      26.64%        N/A
Number of accumulation units outstanding at end of period..............  2,503,351   1,867,131   1,041,050     122,278        N/A
GROWTH (B)
Accumulation unit value at beginning of period.........................     $1.650      $1.364      $1.167      $1.000        N/A
Accumulation unit value at end of period...............................     $2.208      $1.650      $1.364      $1.167        N/A
Percentage change in accumulation unit value...........................     33.77%      21.00%      16.79%      16.75%        N/A
Number of accumulation units outstanding at end of period..............  5,285,448   5,160,718   1,466,042     138,532        N/A
WORLDWIDE GROWTH (B)
Accumulation unit value at beginning of period.........................     $1.856      $1.541      $1.211      $1.000        N/A
Accumulation unit value at end of period...............................     $2.360      $1.856      $1.541      $1.211        N/A
Percentage change in accumulation unit value...........................     27.13%      20.46%      27.23%      21.12%        N/A
Number of accumulation units outstanding at end of period.............. 11,703,338   8,234,605   2,173,781     155,653        N/A
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THE VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE BOND (B)
Accumulation unit value at beginning of period.........................     $1.039      $1.029      $1.018      $1.000        N/A
Accumulation unit value at end of period...............................     $1.155      $1.039      $1.029      $1.018        N/A
Percentage change in accumulation unit value...........................     11.19%       0.96%       1.09%       1.82%        N/A
Number of accumulation units outstanding at end of period..............  2,826,107   3,332,067   1,790,259     130,071        N/A


                                              CONSECO VARIABLE INSURANCE COMPANY
                                                                  1999 ACCOUNT E
                                                    INDIVIDUAL AND GROUP ANNUITY
================================================================================


CONDENSED FINANCIAL INFORMATION (CONTINUED)
                                                                            1998        1997       1996          1995        1994
---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS (C)
Accumulation unit value at beginning of period.........................     $0.990      $1.136      $1.000         N/A        N/A
Accumulation unit value at end of period...............................     $0.643      $0.990      $1.136         N/A        N/A
Percentage change in accumulation unit value...........................    -35.06%     -12.83%      13.59%         N/A        N/A
Number of accumulation units outstanding at end of period..............  1,728,988   1,935,325     132,953         N/A        N/A
WORLDWIDE HARD ASSETS (B)
Accumulation unit value at beginning of period.........................     $1.216      $1.254      $1.077      $1.000        N/A
Accumulation unit value at end of period...............................     $0.828      $1.216      $1.254      $1.077        N/A
Percentage change in accumulation unit value...........................    -31.89%      -3.05%      16.41%       7.72%        N/A
Number of accumulation units outstanding at end of period..............  1,485,880   3,728,758     651,603      68,730        N/A
WORLDWIDE REAL ESTATE (E)
Accumulation unit value at beginning of period.........................     $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $0.851         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...........................    -14.90%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............     41,417         N/A         N/A         N/A        N/A
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL (D)
Accumulation unit value at beginning of period.........................     $1.093      $1.000         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $1.280      $1.093         N/A         N/A        N/A
Percentage change in accumulation unit value...........................     17.11%       9.30%         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............  1,104,956     163,370         N/A         N/A        N/A
VALUE (D)
Accumulation unit value at beginning of period.........................     $1.226      $1.000         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $1.267      $1.226         N/A         N/A        N/A
Percentage change in accumulation unit value...........................      3.35%      22.60%         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............  2,689,736     415,891         N/A         N/A        N/A
INCOME & GROWTH (E)
Accumulation unit value at beginning of period.........................     $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $1.082         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...........................      8.20%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............    214,243         N/A         N/A         N/A        N/A
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NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
---------------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND (D)
Accumulation unit value at beginning of period.........................     $1.043      $1.000         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $1.074      $1.043         N/A         N/A        N/A
Percentage change in accumulation unit value...........................      2.94%       4.31%         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............  1,076,377      25,089         N/A         N/A        N/A
PARTNERS (D)
Accumulation unit value at beginning of period.........................     $1.240      $1.000         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $1.274      $1.240         N/A         N/A        N/A
Percentage change in accumulation unit value...........................      2.76%      23.99%         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............  6,369,007   1,000,600         N/A         N/A        N/A
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STRONG OPPORTUNITY FUND II, INC.
---------------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND II (D)
Accumulation unit value at beginning of period.........................     $1.230      $1.000         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $1.377      $1.230         N/A         N/A        N/A
Percentage change in accumulation unit value...........................     11.96%      22.99%         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............  1,264,364     248,615         N/A         N/A        N/A
---------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
STRONG MID CAP GROWTH II (D)
Accumulation unit value at beginning of period ........................     $1.270      $1.000         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $1.612      $1.270         N/A         N/A        N/A
Percentage change in accumulation unit value...........................     26.89%      27.01%         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............    559,106      79,815         N/A         N/A        N/A
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DREYFUS VARIABLE INVESTMENT FUND
---------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED STOCK (E)
Accumulation unit value at beginning of period.........................     $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $1.072         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...........................      7.19%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............    273,971         N/A         N/A         N/A        N/A


================================================================================
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                           1998        1997       1996          1995        1994
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE (E)
Accumulation unit value at beginning of period.........................     $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $0.942         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...........................     -5.83%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............     47,625         N/A         N/A         N/A        N/A
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INVESCO VARIABLE INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-HIGH YIELD (E)
Accumulation unit value at beginning of period.........................     $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $0.951         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...........................     -4.94%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............    149,344         N/A         N/A         N/A        N/A
INVESCO VIF-EQUITY INCOME (E)
Accumulation unit value at beginning of period.........................     $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $1.029         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...........................      2.93%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............    141,540         N/A         N/A         N/A        N/A
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LAZARD RETIREMENT SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY (E)
Accumulation unit value at beginning of period.........................     $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $1.055         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...........................      5.53%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............  1,126,898         N/A         N/A         N/A        N/A
LAZARD RETIREMENT SMALL CAP (E)
Accumulation unit value at beginning of period.........................     $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $0.855         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...........................    -14.46%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............    174,151         N/A         N/A         N/A        N/A
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LORD ABBETT SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME (E)
Accumulation unit value at beginning of period.........................     $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $1.005         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...........................      0.46%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............    312,997         N/A         N/A         N/A        N/A
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MITCHELL HUTCHINS SERIES TRUST
---------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME (E)
Accumulation unit value at beginning of period.........................     $1.000         N/A         N/A         N/A        N/A
Accumulation unit value at end of period...............................     $0.990         N/A         N/A         N/A        N/A
Percentage change in accumulation unit value...........................     -1.02%         N/A         N/A         N/A        N/A
Number of accumulation units outstanding at end of period..............    197,925         N/A         N/A         N/A        N/A
---------------------------------------------------------------------------------------------------------------------------------

----------
(A) Inception date was July 25, 1994.
(B) Inception date was June 1, 1995.
(C) Inception date was May 1, 1996.
(D) Inception date was May 1, 1997.
(E) Inception date was May 1, 1998.


                                                                          [Logo]

                                                                     CONSECO (R)
                                                                      Step up TM

                                         ACHIEVEMENT SERIES AND EDUCATORR SERIES

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                    11815 N. PENNSYLVANIA STREET
                                                               CARMEL, IN  46032

                                    (c) 1999, Conseco Variable Insurance Company
                                                                  05-7820 (5/99)